Consolidated Statements of Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Charter revenue	$ 58,138,104	$ 59,530,645	$ 53,218,975
Commissions (including related party of $646,987, $750,533 and $708,153 in 2012, 2013 and 2014, respectively)	(3,374,426)	(3,273,889)	(2,918,296)
Net Revenue	54,763,678	56,256,756	50,300,679
Expenses / (Income)
Voyage expenses, net	14,744,648	6,668,998	1,855,964
Vessels operating expenses (including related party of $660,474, $797,143 and $1,282,699 in 2012, 2013 and 2014, respectively)	22,666,036	20,758,513	18,808,084
Dry-docking expenses (including related party of $0, $109,248 and $123,840 in 2012, 2013 and 2014, respectively)	2,193,110	1,698,217	0
Management fees - related party	6,266,270	5,874,416	4,094,744
Depreciation	18,357,377	16,986,584	16,386,426
General and administrative expenses (including related party of $3,304,116, $7,670,556 and $5,775,899 in 2012, 2013 and 2014, respectively)	8,707,819	10,764,001	7,901,762
Impairment loss	15,695,282	0	0
Bad debt provisions	130,720	0	124,717
Gain from sale of assets (net of vessel sale & purchase commissions to related party of $0, $0, and $745,000 in 2012, 2013 and 2014, respectively)	(402,805)	0	0
Gain from vessel early redelivery	0	(2,267,818)	0
Loss from contract cancellation (including related party of $0, $444,421 and $0 in 2012, 2013 and 2014, respectively)	0	568,658	0
(Gain) / loss from marketable securities, net	25,529	(1,202,094)	(414,235)
Other (income) / loss	210,709	(638,374)	(750,715)
Operating Income / (Loss)	(33,831,017)	(2,954,345)	2,293,932
Other Income / (Expenses)
Interest and finance costs	(9,324,395)	(7,440,190)	(6,744,917)
Loss on derivatives, net	(387,740)	(95,288)	(714,074)
Interest income (including related party of $675,856, $504,326 and $0 in 2012, 2013 and 2014, respectively)	20,940	531,028	728,503
Equity in net income of affiliate	471,079	1,652,339	1,986,590
Gain from debt extinguishment	0	0	1,893,254
Loss on investment in affiliate	(8,840,343)	(8,620,372)	(16,985,066)
Foreign currency (loss) / gain	95,295	(26,204)	(15,347)
Total Other Expenses, net	(17,965,164)	(13,998,687)	(19,851,057)
Net Loss	(51,796,181)	(16,953,032)	(17,557,125)
Other Comprehensive Income / (Loss)
Unrealized (loss) / gain on cash flow hedges	131,238	131,112	(847,943)
Transfer of realized loss on cash flow hedges to "Interest and finance costs"	98,656	312,069	174,869
Equity in other comprehensive (loss) / income of affiliate	16,139	77,165	(107,083)
Unrealized loss on change in fair value of marketable securities	(162,737)	(2,064,265)	(827,377)
Transfer of loss on change in fair value of marketable securities to "(Gain) / loss from marketable securities, net"	25,529	1,911,212	980,430
Total Other Comprehensive (Loss) / Income	108,825	367,293	(627,104)
Comprehensive Loss	$ (51,687,356)	$ (16,585,739)	$ (18,184,229)
Loss per Class A common share, basic and diluted	$ (2.18)	$ (1.31)	$ (2.84)
Weighted average number of Class A common shares, basic and diluted	23,326,062	12,639,128	6,035,910